Income Taxes - Summary of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ 499,090	¥ 390,833
Additions	25,295	153,780
Reversals	(145,570)	(45,523)
Balance at end of the year	¥ 378,815	¥ 499,090